9. STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Shares unissued and reserved for issuance	3,610,000		3,530,000
Stock based compensation expense	$ 1,755,994	$ 0	$ 7,915,833	$ 0
Unrecognized compensation cost	$ 5,886,474		$ 7,251,258
Unrecognized weighted average period	2 years 1 month 10 days		2 years 3 months 11 days
Options
Stock based compensation expense	$ 1,165,994		$ 7,069,833
Common Stock
Stock based compensation expense	590,000		888,125
Selling, General and Administrative Expenses [Member]
Stock based compensation expense	1,743,327		7,851,685
Research and Development Expense [Member]
Stock based compensation expense	$ 12,667		$ 64,148